CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (258,919,494)	$ (242,562,132)	$ 331,175
Other comprehensive income:
Foreign currency translation adjustment	8,777,439	3,190,413	32,421,826
Reclassification adjustment for loss included in net income			3,043,258
Other comprehensive income	8,777,439	3,190,413	35,465,084
Comprehensive income (loss)	(250,142,055)	(239,371,719)	35,796,259
Less: comprehensive loss attributable to non-controlling interest	(3,955)	(46,593)	(1,789)
Comprehensive income (loss) attributable to ReneSola Ltd	$ (250,138,100)	$ (239,325,126)	$ 35,798,048